FLEXSHARES® TRUST

FlexShares® US Quality Low Volatility Index Fund

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

FlexShares® Emerging Markets Quality Low Volatility Index Fund

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® US Quality Large Cap Index Fund

FlexShares® STOXX® US ESG Select Index Fund

FlexShares® STOXX® Global ESG Select Index Fund

FlexShares® ESG & Climate US Large Cap Core Index Fund

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund

FlexShares® ESG & Climate Emerging Markets Core Index Fund

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

FlexShares® STOXX® Global Broad Infrastructure Index Fund

FlexShares® Global Quality Real Estate Index Fund

FlexShares® Real Assets Allocation Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Defensive Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

FlexShares® Disciplined Duration MBS Index Fund

FlexShares® Credit-Scored US Corporate Bond Index Fund

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

FlexShares® High Yield Value-Scored Bond Index Fund

FlexShares® ESG & Climate High Yield Corporate Core Index Fund

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund

SUPPLEMENT DATED JULY 20, 2022 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2022, AS SUPPLEMENTED

1.

The following information replaces the information for the FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund and FlexShares® Quality Dividend Dynamic Index Fund included in the table in the section entitled “Shareholder Information—Transaction Fees” beginning on page 272 of the Prospectus:

The following table shows, as of July 1, 2022, the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees, for the FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund and FlexShares® Quality Dividend Dynamic Index Fund:

	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Variable Charge for Creations*	Maximum Additional Variable Charge for Redemptions*
FlexShares® Quality Dividend Index Fund	$1,280,212.50	25,000	$350	3.00%	2.00%
FlexShares® Quality Dividend Defensive Index Fund	$1,263,477.50	25,000	$350	3.00%	2.00%
FlexShares® Quality Dividend Dynamic Index Fund	$1,343,690.00	25,000	$350	3.00%	2.00%

*	As a percentage of the net asset value per Creation Unit, inclusive, in the case of redemption, of the standard redemption transaction fee.

2.

The following information replaces the information for the FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund and FlexShares® Quality Dividend Dynamic Index Fund included in the table in the section entitled “GENERAL DESCRIPTION OF THE TRUST AND ITS FUNDS” beginning on page 1 of the SAI:

NAME OF FUND	NUMBER OF SHARES PER CREATION UNIT
FlexShares® Quality Dividend Index Fund	25,000
FlexShares® Quality Dividend Defensive Index Fund	25,000
FlexShares® Quality Dividend Dynamic Index Fund	25,000

3.

The following information replaces the information included in the section entitled “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS—PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS—Procedures For Creation of Creation Units” beginning on page 104 of the SAI:

Procedures For Creation of Creation Units. To be eligible to place orders to create a Creation Unit of a Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below). A Participating Party or DTC Participant who has executed a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, all creation orders must be placed for one or more Creation Units and, whether through a Participating Party or a DTC Participant, must be received in proper form no later than the closing time provided in the table below for a particular Fund on any Business Day (the “Closing Time”) in order for creation of Creation Units to be effected based on the NAV of shares of that Fund as next determined on such Business Day. If the Authorized Participant does not place its purchase order on a particular Business Day by the Closing Time for the applicable Fund, then the order will be rejected, and such order may be resubmitted the following Business Day.

Fund	Closing Time
All Funds (except as noted below)	No later than the closing time of the regular trading session of the Listing Exchange (normally 4:00 p.m., Eastern time)
FlexShares® Disciplined Duration MBS Index Fund	No later than 1:00 p.m., Eastern time

FlexShares® Credit-Scored US Corporate Bond Index Fund

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

FlexShares® High Yield Value-Scored Bond Index Fund

FlexShares® ESG & Climate High Yield Corporate Core Index Fund

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund

No later than 3:00 p.m., Eastern time

The FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® STOXX® Global ESG Select Index Fund, FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares® ESG & Climate Emerging Markets Core Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund and FlexShares® International Quality Dividend Dynamic Index Fund are hereinafter referred to as the “Foreign Funds.” All other Funds discussed in this SAI are hereinafter referred to as “Domestic Funds.” The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is timely received in proper form is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Transfer Agent or an Authorized Participant.

All orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (e.g., to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Fund will have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor. A limited number of broker-dealers have executed a Participant Agreement and only a small number of such Authorized Participants have international capabilities. Investors placing orders for Creation Units of a Domestic Fund through the Clearing Process should afford sufficient time to permit proper submission of the order to the Transfer Agent prior to the Closing Time on the Transmittal Date. Orders for Creation Units of a Domestic Fund that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Investors placing orders for Creation Units of a Domestic Fund should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Transfer Agent.

Investors placing orders for Creation Units of a Foreign Fund should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Transfer Agent.

4.

The following information replaces the information included in the section entitled “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS—PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS— Placement of Creation Orders For Domestic Funds Using The Clearing Process” beginning on page 105 of the SAI:

Placement of Creation Orders For Domestic Funds Using The Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Transfer Agent (also known as the Index Receipt Agent) to transmit to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Trust. An order to create Creation Units through the Clearing Process will be received by the Transfer Agent on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

5.

The following information replaces the information included in the section entitled “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS—PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS—Placement of Creation Orders For Domestic Funds Outside the Clearing Process” beginning on page 105 of the SAI:

Placement of Creation Orders For Domestic Funds Outside The Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities (other than U.S. government securities) directly through DTC, or through a transfer of U.S. government securities and cash directly through the Federal Reserve System. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the “Settlement Date.” The Settlement Date is typically the second Business Day following the Transmittal Date, except that the FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund, FlexShares® High Yield Value-Scored Bond Index Fund, FlexShares® ESG & Climate High Yield Corporate Core Index Fund and FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund will generally settle transactions on a T+1 basis. In certain cases, Authorized Participants will create and redeem Creation Units of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.

The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Units outside the Clearing Process will be received by the Transfer Agent on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m., Eastern time on the Settlement Date, such order may be canceled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

6.

The following information replaces the information included in the section entitled “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS—PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS—Issuance of a Creation Unit” beginning on page 106 of the SAI:

Issuance of a Creation Unit. Except as provided herein, a Creation Unit of shares of a Fund will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component, or transfer of cash, as applicable, have been completed. In addition, a transaction fee, as listed below, will be charged. If the Authorized Participant does not place its purchase order by the Closing Time for a particular Fund or the Custodian does not receive federal funds in the appropriate amount by the applicable time for the relevant order, then the order will be rejected and the Authorized Participant shall be liable to the Fund for any resulting losses. With respect to any non-U.S. Deposit Securities, when the applicable local sub-custodian(s)

have confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the applicable local sub-custodian or sub-custodians, the Transfer Agent and the Investment Adviser shall be notified of such delivery, and the Trust will issue, and cause the delivery of the Creation Unit. Creation Units typically are issued on a T+2 basis (two Business Days after trade date) except the FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund, FlexShares® High Yield Value-Scored Bond Index Fund, FlexShares® ESG & Climate High Yield Corporate Core Index Fund and FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund will generally settle on a T+1 basis (one Business Day after trade date). However, each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 (T+1 basis for the FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund, FlexShares® High Yield Value-Scored Bond Index Fund, FlexShares® ESG & Climate High Yield Corporate Core Index Fund and FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund) in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates or ex-dividend dates (the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value at least equal to 110%, which NTI may change from time to time, of the value of the missing Deposit Securities. Such cash collateral must be delivered to the Custodian no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Trust’s current procedures require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by the Trust’s Custodian and marked to market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Circumstances under which the Trust may use the cash collateral to purchase the missing Deposit Securities include when missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Transfer Agent that such a payment is required. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Transfer Agent. The Trust reserves the right to buy the missing Deposit Securities at any time and the Authorized Participant will be liable to the Trust for any shortfall between the cost to the Trust of purchasing such securities and the value of the cash collateral. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the cash collateral once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

7.

The following information replaces the information included in the section entitled “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS—PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS— Placement of Redemption Orders For Domestic Funds Using The Clearing Process” beginning on page 111 of the SAI:

Placement of Redemption Orders For Domestic Funds Using The Clearing Process. Orders to redeem Creation Units of Domestic Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process will be received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined.

8.

The following information replaces the information included in the section entitled “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS—PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS— Placement of Redemption Orders For Domestic Funds Outside The Clearing Process” beginning on page 111 of the SAI:

Placement of Redemption Orders For Domestic Funds Outside The Clearing Process. Orders to redeem Creation Units of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units for Domestic Funds to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order in good form to redeem Creation Units of Domestic Funds outside the Clearing Process will be received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Transfer Agent no later than 10:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has received an order for redemption outside the Clearing Process, the Trust will initiate procedures to transfer the requisite Fund Securities, which are generally expected to be delivered within two Business Days, and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. Each of the FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund, FlexShares® High Yield Value-Scored Bond Index Fund, FlexShares® ESG & Climate High Yield Corporate Core Index Fund and FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund will generally settle transactions on a T+1 basis. In certain cases, Authorized Participants will redeem and create Creation Units of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

9.

The following information replaces the information included in the section entitled “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS—PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS—Placement of Redemption Orders For Foreign Funds” beginning on page 111 of the SAI:

Placement of Redemption Orders For Foreign Funds. Orders to redeem Creation Units of Foreign Funds must be delivered through an Authorized Participant. An order in good form to redeem Creation Units of Foreign Funds will be received by the Trust on the Transmittal Date if: (i) a request in satisfactory form to the Trust is received by the Transfer Agent not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of a Fund specified in such order, which delivery must be made through DTC to the Transfer Agent no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for a Foreign Fund may take longer than two Business Days after the Transmittal Date. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. At any given time there will be only a limited number of broker-dealers that have executed an Authorized Participant Agreement. Investors making a redemption request through an Authorized Participant should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request through an Authorized Participant to redeem Creation Units should allow sufficient time to permit proper submission of the request by such Authorized Participant and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

In connection with taking delivery of shares of non-U.S. Fund Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

Issuance of Redemption Proceeds. To the extent permitted by an Authorized Participant’s agreement with the Distributor, in the event the Authorized Participant has submitted a redemption order in proper form but is unable to transfer all of the Fund shares required to redeem the redemption order to the Custodian at or prior to 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date, the Fund at its discretion may, in reliance on the undertaking by the Authorized Participant to deliver all of the Fund shares required to redeem the redemption order as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral having a value at least equal to 110%, which NTI may change from time to time, of the value of the entire redemption order (marked-to-market daily). Such cash collateral must be requested no later than 10:00 a.m. Eastern time, and delivered to the Custodian no later than 2:00 p.m., Eastern time, on the Listing Exchange business day after the date of submission of such redemption request. The Trust’s current procedures require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by the Trust’s Custodian and marked to market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Trust reserves the right to purchase Fund shares or acquire portfolio securities underlying such shares at any time and the Authorized Participant will be liable to the Trust for any shortfall between the cost to the Trust of purchasing such shares or portfolio securities and the value of the cash collateral. The Fund will only return the collateral provided by the Authorized Participant once the Fund verifies that all Fund shares for the corresponding redemption order have settled at the Trust’s Custodian.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Trust according to the procedures set forth under “Determination of Net Asset Value” in the Funds’ Prospectus and “Net Asset Value” below computed on the Business Day on which a redemption order is deemed received in good form by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to Transfer Agent prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by Trust on such Transmittal Date. If, however, a redemption order is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time on the Transmittal Date but either: (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date; or (ii) the redemption order is not submitted in proper form, then the redemption order may be rejected and the investor will be liable to the Trust for losses, if any, resulting therefrom. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is received in good order by the Trust, (i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to the Transfer Agent by the DTC Cut-Off-Time) on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the portfolio securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of portfolio securities of the Fund).

Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to particular securities included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the portfolio securities of a Foreign Fund may trade on the relevant exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Listing Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Please retain this Supplement with your Prospectus and SAI for future reference.

FLEXSHARES® TRUST

FlexShares® Ready Access Variable Income Fund

FlexShares® Core Select Bond Fund

SUPPLEMENT DATED JULY 20, 2022 TO STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2022, AS SUPPLEMENTED

1.

The following information replaces the information included in the section entitled “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS—PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS—Placement of Creation Orders For The Funds” beginning on page 61 of the SAI:

Placement of Creation Orders For The Funds. The clearance and settlement of Creation Units will depend on the nature of each security, consistent with the processes discussed below. Fund Deposits made outside the Continuous Net Settlement System of the NSCC (the Clearing Process) must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a broker-dealer or other participant in the Clearing Process NSCC (“Participating Party”), but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities (other than U.S. government securities) directly through DTC, or through a transfer of U.S. government securities and cash directly through the Federal Reserve System. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the “Settlement Date.” The Settlement Date is typically the first Business Day, but could be up to the second Business Day, following the Transmittal Date. In certain cases, Authorized Participants will create and redeem Creation Units of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.

The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Units outside the Clearing Process will be received by the Transfer Agent on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m., Eastern time on the Settlement Date, such order may be canceled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

With respect to any non-U.S. Deposit Securities, NTI shall cause the sub-custodians of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Deposit Securities and/or cash. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Transfer Agent from an Authorized Participant on its own or the applicable Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Trust, immediately available or same day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit.

2.

The following information replaces the information included in the section entitled “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS—PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS—Issuance of a Creation Unit” beginning on page 63 of the SAI:

Issuance of a Creation Unit. Except as provided herein, a Creation Unit of shares of a Fund will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component, or transfer of cash, as applicable, have been completed. In addition, a transaction fee, as listed below, will be charged. If the Authorized Participant does not place its purchase order by the Closing Time for a particular Fund or the Custodian does not receive federal funds in the appropriate amount by the applicable time for the relevant order, then the order will be rejected and the Authorized Participant shall be liable to the Fund for any resulting losses. With respect to any non-U.S. Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the applicable local sub-custodian or sub-custodians, the Transfer Agent and the Investment Adviser shall be notified of such delivery, and the Trust will issue, and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+1” basis (that is one Business Day after trade date) for the FlexShares® Ready Access Variable Income Fund and on a “T+2” basis (two Business Days after trade date) for the FlexShares® Core Select Bond Fund. However, each Fund reserves the right to settle Creation Unit transactions on a basis other than T+1 or T+2, as applicable, in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates or ex-dividend dates (the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value at least equal to 110%, which NTI may change from time to time, of the value of the missing Deposit Securities. Such cash collateral must be delivered to the Custodian no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Trust’s current procedures require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by the Trust’s Custodian and marked to market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Circumstances under which the Trust may use the cash collateral to purchase the missing Deposit Securities include when missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Transfer Agent that such a payment is required. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Transfer Agent. The Trust reserves the right to buy the missing Deposit Securities at any time and the Authorized Participant will be liable to the Trust for any shortfall between the cost to the Trust of purchasing such securities and the value of the cash collateral. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the cash collateral once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

2

3.

The following information replaces the information included in the section entitled “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS—PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS—Placement of Redemption Orders For The Funds” beginning on page 65 of the SAI:

Placement of Redemption Orders For The Funds. Orders to redeem Creation Units of a Fund must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order in good form to redeem Creation Units outside the Clearing Process will be received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Transfer Agent no later than 10:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has received an order for redemption outside the Clearing Process, the Trust will initiate procedures to transfer the requisite Fund Securities, which are generally expected to be delivered within two Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for a Fund may take longer than two Business Days after the Transmittal Date. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. In certain cases, Authorized Participants will redeem and create Creation Units of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. At any given time there will be only a limited number of broker-dealers that have executed an Authorized Participant Agreement. Investors making a redemption request through an Authorized Participant should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request through an Authorized Participant to redeem Creation Units should allow sufficient time to permit proper submission of the request by such Authorized Participant and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

In connection with taking delivery of shares of non-U.S. Fund Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

Issuance of Redemption Proceeds. To the extent permitted by an Authorized Participant’s agreement with the Distributor, in the event the Authorized Participant has submitted a redemption order in proper form but is unable to transfer all of the Fund shares required to redeem the redemption order to the Custodian at or prior to 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date, the Fund at its discretion may, in reliance on the undertaking by the Authorized Participant to deliver all of the Fund shares required to redeem the redemption order as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral having a value at least equal to 110%, which NTI may change from time to time, of the value of the entire redemption order (marked-to-market daily). Such cash collateral must be requested no later than 10:00 a.m. Eastern time, and delivered to the Custodian no later than 2:00 p.m., Eastern time, on the Listing Exchange business day after the date of submission of such redemption request. The Trust’s current procedures require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by the Trust’s Custodian and marked to market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of

3

the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Trust reserves the right to purchase Fund shares or acquire portfolio securities underlying such shares at any time and the Authorized Participant will be liable to the Trust for any shortfall between the cost to the Trust of purchasing such shares or portfolio securities and the value of the cash collateral. The Fund will only return the collateral provided by the Authorized Participant once the Fund verifies that all Fund shares for the corresponding redemption order have settled at the Trust’s Custodian.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Trust according to the procedures set forth under “Determination of Net Asset Value” in the Funds’ Prospectus and “Net Asset Value” below computed on the Business Day on which a redemption order is deemed received in good form by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to Transfer Agent prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by Trust on such Transmittal Date. If, however, a redemption order is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order may be rejected and the investor will be liable to the Trust for losses, if any, resulting therefrom. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is received in good order by the Trust, (i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to the Transfer Agent by the DTC Cut-Off-Time) on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the portfolio securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of portfolio securities of the Fund).

Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to particular securities included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the portfolio securities of a Fund may trade on the relevant exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Listing Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Please retain this Supplement with your SAI for future reference.

4